CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectus from the form of Prospectus that was filed in Post-Effective Amendment No. 37 (“PEA No. 37”) on October 16, 2020, pursuant to Rule 485(b) of the 1933 Act for Janus Henderson AAA CLO ETF.

3.

There are no changes to the Statement of Additional Information from the form of Statement of Additional Information that was filed in PEA No. 37 on October 16, 2020, pursuant to Rule 485(b) of the 1933 Act for Janus Henderson AAA CLO ETF.

4.	The text of PEA No. 37 has been filed electronically.

DATED:  October 21, 2020

Janus Detroit Street Trust

on behalf of its series

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary